Accrued Pension Obligations (Detail Textuals) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Net accrued pension obligations		$ 2,593
Fair value of plan assets